Investments in affiliated companies	12 Months Ended
Mar. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Investments in affiliated companies
5.	Investments in affiliated companies
The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:
Balance Sheets

	Yen in millions
	March 31
	2020	2021
Current assets	389,195	435,910
Noncurrent assets	164,852	172,795
Current liabilities	194,219	208,306
Noncurrent liabilities and noncontrolling interests	60,469	61,232
Percentage of ownership in equity investees	20%-50%	20%-50%
Statements of Income

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Net revenues	390,457	387,678	414,934
Operating income	53,920	58,431	78,096
Net income attributable to controlling interests	5,539	34,916	46,914
Percentage of ownership in equity investees	20%-50%	20%-50%	20%-50%
On November 14, 2018, Sony Corporation of America (“SCA”), Sony’s wholly-owned subsidiary, completed the acquisition of the entirety of the approximately
 60%
equity interest held by the investor consortium led by the Mubadala Investment Company in DH Publishing, L.P. (“EMI”), which owned and managed EMI Music Publishing. As a result of this acquisition, EMI became a wholly-owned subsidiary of Sony as described in Note 24.
The carrying value of Sony’s investment in M3, Inc. (“M3”) exceeded its proportionate share in the underlying net assets of M3 by 65,541 million yen at March 31, 2021. The excess
i
s substantially attributable to the remeasurement to fair value of the remaining shares of M3, and allocated to identifiable tangible and intangible assets. The intangible assets relate primarily to M3’s medical web-portal.
The unassigned residual value of the excess is recognized as goodwill as a component of the investment balance. The amounts allocated to intangible assets are amortized net of the related tax effects to equity in net income (loss) of affiliated companies over their respective estimated useful lives, principally 10 years, using the straight-line method.
With the exception of M3 as described above, there was no significant difference between Sony’s proportionate share in the underlying net assets of the investees and the carrying value of investments in affiliated companies at March 31, 2020 and 2021.
On December 19, 2019, SRE Holdings Corporation (“SRE”), Sony’s consolidated subsidiary, became a publicly listed company on the Tokyo Stock Exchange Mothers market (the “Listing”). Upon the Listing, Sony sold a portion of its shares of SRE, and shares issued by SRE were publicly offered (collectively, the “Sale”). Sony’s ownership of SRE’s total shares, which was 56.3% before the Sale, has decreased to 44.5% after the Sale. As a result, SRE has become an affiliate accounted for under the equity method of Sony. In connection with the Sale, Sony recorded a gain of 17,266 million yen, which consisted of both a remeasurement gain based on fair value for the shares Sony continues to hold after the Sale, and a realized gain for the sold shares, in other operating (income) loss, net in the consolidated statements of income for the fiscal year ended March 31, 2020.
On January 29, 2020, Sony Life Insurance Co., Ltd.(“Sony Life”), Sony’s consolidated subsidiary, completed the acquisition of the entirety of 50% equity interest held by AEGON International B.V. in AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd. (collectively, the “JVs”). As a result of this acquisition, the JVs became consolidated subsidiaries of Sony as described in Note 24. AEGON Sony Life Insurance Co., Ltd. changed its name to “Sony Life With Insurance Co., Ltd.,” as of April 1, 2020, and Sony Life With Insurance Co., Ltd., was subsequently merged with Sony Life as of April 1, 2021.
Several affiliated companies are listed on the Tokyo Stock Exchange and Sony’s investments in these companies have an aggregate carrying value and fair value of 150,339 million yen and 1,785,481 million yen, respectively, as of March 31, 2021.
The number of affiliated companies accounted for under the equity method as of March 31, 2020 and 2021 were 140 and 135, respectively.
Account balances and transactions with affiliated companies accounted for under the equity method are presented below. There are no other material transactions or account balances with any other related parties.

	Yen in millions
	March 31
	2020	2021
Accounts receivable, trade	12,030	5,814
Other receivables	1,589	3,014
Other current assets	9,757	16,097
Accounts payable, trade	1,497	1,409
Short-term borrowings	31,557	21,367
Finance lease liabilities and other	34,564	48,018
Operating lease liabilities	2,393	2,730

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Sales	41,437	35,951	32,372
Purchases	5,584	3,479	3,058
Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFI Leasing Company, Limited (“SFIL”), a leasing company in Japan, in the fiscal year ended March 31, 2019. SFIL is accounted for under the equity method and is 34% owned by Sony.
MITSUI-SOKO Supply Chain Solutions, Inc. is accounted for under the equity method and is 34% owned by Sony as a result of the sale of the logistics business on April 1, 2015. As of the fiscal years ended March 31, 2020 and 2021, account balances with MITSUI-SOKO Supply Chain Solutions, Inc. and its subsidiaries were 1,181 million yen and 1,649 million yen, respectively, which are mainly included in accrued expenses. For the fiscal years ended March 31, 2020 and 2021, transactions were 6,069 million yen and 7,139 million yen, respectively, which are mainly included in general and administrative expenses.
Dividends from affiliated companies accounted for under the equity method for the fiscal years ended March 31, 2019, 2020 and 2021 were 4,948 million yen, 4,523 million yen and 6,539 million yen, respectively.